General Information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
General Information
1.	General information
PropertyGuru Pte. Ltd. is incorporated and domiciled in Singapore. The address of its registered office is 1 Paya Lebar Link
#12-01/04,
Paya Lebar Quarter 1, Singapore 408533.
PropertyGuru Pte. Ltd and its subsidiaries (the “Group”) is in the business of advertising, real estate marketing, business management and consultancy services.